1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 16, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,471

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,471 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the iShares U.S. Telecommunications ETF (the “Fund”), a series of the Trust.

The Amendment is being filed to reflect the following material change to the Funds’ prior annual update filing, Post-Effective Amendment No. 2,389, filed pursuant to Rule 485(b) under the Securities Act, which became effective on July 31, 2020: a change in the Fund’s underlying index as stated in the table below, along with corresponding changes to the Fund’s principal investment strategies made to track the underlying index, which will take effect on or around September 20, 2021. The Amendment also reflects other non-material changes as the Trust deems appropriate.

Current Underlying Index	New Underlying Index
Dow Jones U.S. Select Telecommunications Index	Russell 1000 Telecommunications RIC 22.5/45 Capped Index

The Amendment follows the general format used by previous filings of the Trust. As an example, the Amendment follows the format of Post-Effective Amendment No. 2,441 filed pursuant to Rule 485(a)(2) on February 22, 2021, relating to the iShares BBB Rated Corporate Bond ETF, which was reviewed by the Staff and became effective on May 10, 2021. The Trust notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

NEW YORK    WASHINGTON    HOUSTON     PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS     LONDON    FRANKFURT    BRUSSELS    MILAN    ROME

Securities and Exchange Commission

June 16, 2021

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

By separate letter, the Trust will request acceleration of the effective date to July 30, 2021, as discussed with the Staff on June 3, 3021.

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre Smith

Marisa Rolland

Nick Cordell

Adithya Attawar

Michael Gung

George Rafal

Luis Mora

Alexis Hassell

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).